Trade and other receivables (Details) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Trade and other receivables
Trade Receivables	€ 0	€ 0
Value added tax receivables	1,500,000	871,000
Consideration receivable	€ 3,000,000.0	€ 3,100,000